Average Annual Total Returns - Voya Solution Moderately Aggressive Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk Aggressive® Index 1 Yr		Class ADV S&P Target Risk Aggressive® Index 5 Yrs		Class ADV S&P Target Risk Aggressive® Index 10 Yrs		Class ADV S&P Target Risk Aggressive® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk Aggressive® Index 1 Yr		Class I S&P Target Risk Aggressive® Index 5 Yrs		Class I S&P Target Risk Aggressive® Index 10 Yrs		Class I S&P Target Risk Aggressive® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk Aggressive® Index 1 Yr		Class R6 S&P Target Risk Aggressive® Index 5 Yrs		Class R6 S&P Target Risk Aggressive® Index 10 Yrs		Class R6 S&P Target Risk Aggressive® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk Aggressive® Index 1 Yr		Class S S&P Target Risk Aggressive® Index 5 Yrs		Class S S&P Target Risk Aggressive® Index 10 Yrs		Class S S&P Target Risk Aggressive® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Risk Aggressive® Index 1 Yr		Class S2 S&P Target Risk Aggressive® Index 5 Yrs		Class S2 S&P Target Risk Aggressive® Index 10 Yrs		Class S2 S&P Target Risk Aggressive® Index Since Inception
Total	13.59%	9.47%	8.00%		Apr. 30, 2010	13.09%	[1]	10.65%	[1]	9.26%	[1]	[1]	14.23%	10.02%	8.54%		Apr. 30, 2010	13.09%	[1]	10.65%	[1]	9.26%	[1]	[1]	14.24%	10.01%	8.54%		May 02, 2016	13.09%	[1]	10.65%	[1]	9.26%	[1]	[1]	13.92%	9.74%	8.27%		Apr. 30, 2010	13.09%	[1]	10.65%	[1]	9.26%	[1]	[1]	13.70%	9.58%	8.11%		Apr. 30, 2010	13.09%	[1]	10.65%	[1]	9.26%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.